Debt - Additional Information (Details) $ / shares in Units, $ in Thousands						6 Months Ended	9 Months Ended		12 Months Ended		16 Months Ended
	Aug. 29, 2022 USD ($)	Nov. 22, 2021	Feb. 26, 2021 USD ($) item	Feb. 25, 2021 USD ($)	Feb. 28, 2020 USD ($)	Dec. 31, 2021 USD ($) item tranche $ / shares shares	Sep. 30, 2022 USD ($) item $ / shares shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) item tranche $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Jun. 30, 2021	Jun. 16, 2022 USD ($)	Apr. 29, 2022 USD ($)	Mar. 16, 2022 USD ($)
Debt
Paid-in-Kind interest added to debt principal							$ 295	$ 1,452	$ 1,777	$ 790
Debt finance costs	$ 6,000
Variable rate (as a percent)	0.10%
Short-term debt						$ 4,510	$ 61,806		$ 4,510	$ 6,447
Common stock shares issued (in shares) | shares						34,523,000	73,034,000		34,523,000
Par value (in dollars per share) | $ / shares						$ 0.01			$ 0.01	$ 0.01
Proceeds from issuance of common stock							$ 255,737
Minimum
Debt
Variable rate (as a percent)	0.50%
Base rate | Maximum
Debt
Variable rate (as a percent)	1.50%
Term Loan Due in 2025 | Westrock Coffee Company, LLC.
Debt
Paid in kind interest rate (as a percent)		0.25%				0.25%					0.75%
Paid-in-Kind interest added to debt principal									$ 1,800	$ 800
Debt finance costs					$ 5,600
Face amount					$ 240,000
Effective rate (as a percent)						9.75%			9.75%
Debt term					5 years
Cash netted against debt covenant			$ 15,000	$ 10,000
Number of vendor meetings per fiscal year | item			2
Term Loan Due in 2025 | Westrock Coffee Company, LLC. | Term Loan are due June 30, 2021
Debt
Principal payment percentage (as a percent)									0.25%
Term Loan Due in 2025 | Westrock Coffee Company, LLC. | Term Loan are due June 30, 2023
Debt
Principal payment percentage (as a percent)									0.625%
Term Loan Due in 2025 | Westrock Coffee Company, LLC. | Term Loan are due June 30, 2024
Debt
Principal payment percentage (as a percent)									0.9375%
Term Loan Due in 2025 | Westrock Coffee Company, LLC. | Term Loan Maturity are due June 30, 2024
Debt
Principal payment percentage (as a percent)									1.25%
US Asset Based Lending Facility
Debt
Debt finance costs					$ 1,300
US Asset Based Lending Facility | Westrock Coffee Company, LLC.
Debt
Long term debt						$ 51,900			$ 51,900
Debt finance costs					2,600
Face amount					$ 90,000
Maximum borrowing capacity						35,400			35,400
Line of credit						$ 2,700			$ 2,700
Line of credit, Commitment fee percentage (as a percent)					0.375%
Weighted average effective rate (as a percent)						4.10%			4.10%
Period of termination before maturity					91 days
US Asset Based Lending Facility | Westrock Coffee Company, LLC. | Base rate | Minimum
Debt
Variable rate (as a percent)					0.50%
US Asset Based Lending Facility | Westrock Coffee Company, LLC. | Base rate | Maximum
Debt
Variable rate (as a percent)					2.00%
US Asset Based Lending Facility | Westrock Coffee Company, LLC. | LIBOR | Minimum
Debt
Variable rate (as a percent)					1.50%
US Asset Based Lending Facility | Westrock Coffee Company, LLC. | LIBOR | Maximum
Debt
Variable rate (as a percent)					3.00%
International Debt and Lending Facilities | Westrock Coffee Company, LLC.
Debt
Short-term debt						$ 2,500	700		$ 2,500
Number of tranches | tranche						3			3
International Debt and Lending Facilities | Westrock Coffee Company, LLC. | Mortgage backed securities
Debt
Long term note							$ 1,900
International Debt and Lending Facilities, 10.25%, 30 June 2022 | Westrock Coffee Company, LLC.
Debt
Interest rate (as a percent)						10.25%			10.25%
Short-term debt						$ 900			$ 900
International Debt and Lending Facilities, 9.5%, 30 September 2022 | Westrock Coffee Company, LLC.
Debt
Interest rate (as a percent)						9.50%	9.50%		9.50%
Short-term debt						$ 900			$ 900
International Debt and Lending Facilities, 9.5%, 31 December 2022 | Westrock Coffee Company, LLC.
Debt
Short-term debt						700			700
Working Capital Trade Finance Facility | Westrock Coffee Company, LLC.
Debt
Maximum borrowing capacity												$ 62,500	$ 55,000	$ 50,000
Short-term debt						34,200	$ 49,600		$ 34,200					$ 49,300
Agent fees percentage (as a percent)							0.25%		0.25%
Working Capital Trade Finance Facility | Westrock Coffee Company, LLC. | Mortgage backed securities
Debt
Short-term debt						$ 4,500	$ 9,100		$ 4,500
Number of mortgage-backed lending facilities | item						2	2		2
Long term note						$ 600			$ 600
Working Capital Trade Finance Facility | Westrock Coffee Company, LLC. | Prime rate | Minimum
Debt
Interest rate (as a percent)							1.50%
Variable rate (as a percent)									1.50%
Working Capital Trade Finance Facility | Westrock Coffee Company, LLC. | Prime rate | Maximum
Debt
Interest rate (as a percent)							5.00%
Variable rate (as a percent)									5.00%
Subordinated related party debt | Wooster Capital, LLC ("Wooster") and Jo Ellen Ford
Debt
Interest rate (as a percent)					6.00%
Face amount					$ 13,300
Debt term					10 years
Grace period					6 months
Common stock shares issued (in shares) | shares							1,330,000
Par value (in dollars per share) | $ / shares							$ 0.01